Asset Retirement Obligations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Asset Retirement Obligations
32	ASSET RETIREMENT OBLIGATIONS

	2020	2019	2018
	RMB	RMB	RMB
At beginning of the year	137,935	132,780	131,546
Net liabilities incurred, including reassessment (i)	(24,059)	2,026	(2,220)
Liabilities settled	(3,510)	(2,427)	(2,034)
Accretion expense (Note 10)	5,107	5,525	5,678
Currency translation differences	(654)	31	(190)

At end of the year	114,819	137,935	132,780

(i)
In 2020, domestic oil and gas field companies adjusted the discount period with reference to the remaining life corresponding to the proved developed reserves in each block, updated various oil and gas assets retirement standards based on the latest legal requirements, technology and price levels, reviewed the adopted discount rate, and then recalculate and adjust the provision for the asset retirement expense of oil and gas properties at the end of the year. The changes in related accounting estimates and new liabilities provided resulted in a reduction in estimated liabilities of RMB 24,059.

Asset retirement obligations relate to oil and gas properties (Note 15).